REDEEMABLE CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES WARRANTS	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES WARRANTS	REDEEMABLE CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES WARRANTS
Prior to the EJFA Merger, the Company recorded shares of convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The Company applied the guidance in ASC 480 and therefore classified all of its outstanding convertible preferred stock as temporary equity. All convertible preferred stock previously classified as temporary equity were converted into ordinary shares, and reclassified to permanent equity as a result of the EJFA Merger. See Note 3 for additional information.

Free-standing warrants issued by the Company for the purchase of shares of its convertible preferred stock were classified as liabilities on the accompanying balance sheets at fair value using an Option-Pricing Model (“OPM”). Prior to the EJFA Merger, the liability recorded was adjusted for changes in the fair value at each reporting date and recorded as other income (loss) in the accompanying consolidated statements of operations. As a result of the EJFA Merger, each of the warrants was converted into a warrant to purchase ordinary shares. The Company determined the warrants to be equity classified under ASC 815 and the fair value of the warrants upon consummation of the EJFA Merger was reclassified to additional paid-in capital.

Historical information disclosed in this note such as share and per share amounts were not adjusted for the 1:186.9 stock split.

Redeemable Convertible Preferred Shares
During March 2021, the Company issued 187,347 shares of Series E preferred shares at $838.49 per share to certain investors for gross total proceeds of $157.1 million. In connection with the Series E preferred financing, the Company also issued a total of 144,183 warrants to purchase ordinary shares at an exercise price of $0.001 per share.
During March 2021, in connection with the Series E preferred financing, the Company facilitated a secondary transaction between certain investors and the founders, for an aggregate purchase price of $125.0 million. As part of this secondary transaction, certain employees sold 103,162 ordinary shares to Series E investors at $838.49 per share. The Company deemed the transaction as compensatory and recorded share-based compensation expense of $56.8 million for the excess of transaction price over the fair value of ordinary shares. Further, certain existing preferred shareholders sold 45,917 preferred shares to Series E investors at $838.49 per share. The Company has recorded the excess of transaction price over the fair value of preferred of $23.6 million as deemed dividends within retained earnings.
During July and August 2021, the Company facilitated a secondary transaction between certain investors and the founders and employees, for an aggregate purchase price of $201.0 million. As part of this secondary transaction, certain employees sold 101,614 ordinary shares to certain investors at $1,147.60 per share. Further, certain existing preferred shareholders sold 73,533 preferred shares to certain investors at $1,147.60 per share. The Company deemed the transaction to be at fair value of ordinary share and as such no compensation was recorded for the sale of 101,614, shares of ordinary shares by employees to the investors.
A summary of the authorized, issued and outstanding redeemable convertible preferred shares of Series A, Series A-1, Series B, Series C, Series D and Series E (collectively “Preferred Shares”) as of December 31, 2021 (in thousands, except share and per share amounts) is as follows:

	December 31, 2021
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series A	370,370	370,370	$3.38	$1,243	$1,837
Series A-1	179,398	172,857	18.90	3,254	4,489
Series B	412,554	412,554	35.81	36,635	18,468
Series C	343,498	343,498	72.57	24,893	30,106
Series D	713,076	688,301	149.35	105,016	183,329
Series E	187,347	187,347	838.49	136,006	165,733
	2,206,243	2,174,927		$307,047	$403,962
Conversion
Each Preferred Share shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, and without the payment of additional consideration by the holder thereof, into one such number of fully paid and non-assessable ordinary shares as is determined by dividing the applicable Original Issue Price of such share by the Conversion Price of such share, in effect at the time of conversion. The initial Conversion Price of a Preferred Share shall be the applicable Original Issue Price; provided, however, that each such Conversion Price shall be subject to adjustment for certain events as set forth in the Company’s Articles of Association, including, share splits, or business combinations.
Automatic Conversion:
Each Preferred Share shall automatically be converted into ordinary shares, upon the earlier of:
(iii) in the event that the Preferred Majority consents in writing to such conversion; provided, however, with respect to the conversion of the Series C Preferred Shares, the consent or affirmative vote of the Series C Preferred Majority shall also be required. With respect to the conversion of the Series D Preferred Shares, the consent or affirmative vote of the Series D Preferred Majority shall also be required; or
(iv) immediately prior to the closing of a Qualified IPO, subject to the consummation of such Qualified IPO.
In March 2021, the Company amended and restated its Articles of Association to include the consummation of a SPAC Transaction in the mandatory condition of automatic conversion of Preferred Shares to ordinary shares immediately prior to the closing of the SPAC Transaction.
Liquidation
The Series E Preferred Shares have a senior liquidation preference to the Series D Preferred shares, which have a senior liquidation preference to the Series C Preferred Shares, which have a senior liquidation preference to the series B Preferred shares. The Series B Preferred Shares have a senior liquidation preference to the Series A and the Series A-1 Preferred Shares, collectively. The Series A and the Series A-1 Preferred Shares have liquidity preference to the ordinary shares in the event of i) any voluntary or involuntary liquidation, dissolution or winding up of the Company or ii) any distribution of cash or in kind to Shareholders of the Company (including dividends) (but excluding bonus shares distributed pro-rata to all shareholders) or iii) a “Deemed Liquidation” (events such as change in control, license of substantially all of the Company’s intellectual property, etc.), of the Company, then all dividends, assets or proceeds legally available for distribution to the Shareholders in such event (the “Distributable Proceeds”), will be distributed among the Shareholders in accordance with the following order of preference:
Series E Preferred Shareholders are entitled to receive an amount equal to the higher of (A) its original issue price, plus 7% cumulative interest at a rate of 7% per annum, plus (if applicable), an amount equal to any dividends declared but unpaid thereon, less the amount of distributions, including any dividends, actually received in a prior Distribution Event which were paid on account of each such Preferred E Share; or (B) the applicable pro rata portion of the Distributable Proceeds such holder of Series E Preferred Shares would receive had all Preferred Shares which would have received a greater portion of the Distributable Proceeds on an as-converted basis been converted into ordinary shares immediately prior to such Distribution Event (the “Preferred E Preference”).
After the preferential payments satisfy in full the Preferred E Preference, Series D Preferred Shareholders are entitled to receive an amount equal to the higher of (A) its original issue price, plus 7% cumulative interest at a rate of 7% per annum, plus an amount equal to all declared but unpaid dividends on each such Preferred D Share, less the amount of distributions, including any dividends, actually received in a prior Distribution Event which were paid on account of each such Preferred D Share; or (B) the applicable pro rata portion of the Distributable Proceeds such holder of Series D Preferred Shares would receive had all Preferred Shares which would have received a greater portion of the Distributable Proceeds on an as-converted basis been converted into ordinary shares immediately prior to such Distribution Event. (the “Preferred D Preference”).
After the preferential payments satisfy in full the Preferred D Preference, Series C Preferred Shareholders are entitled to receive an amount equal to the higher of (A) its original issue price, plus 7% cumulative interest at a rate of 7% per annum, plus an amount equal to all declared but unpaid dividends on each such Preferred C Share, less the amount of distributions, including any dividends, actually received in a prior Distribution Event which were paid on account of each such Preferred C Share; or (B) the applicable pro rata portion of the Distributable Proceeds such holder of Series C Preferred Shares would receive had all Preferred Shares which would have received a greater portion of the Distributable Proceeds on an as-converted basis been converted into ordinary shares immediately prior to such Distribution Event. (the “Preferred C Preference”).
After the preferential payments satisfy in full the Preferred C Preference, Series B Preferred Shareholders are entitled to receive of an amount equal to the higher of (A) its original issue price, plus 7% cumulative interest at a rate of 7% per annum, plus an amount equal to all declared but unpaid dividends on each such Preferred B Share, less the amount of distributions, including any dividends, actually received in a prior Distribution Event which were paid on account of each such Preferred B Share; or (B) the applicable pro rata portion of the Distributable Proceeds of the holders of Series B Preferred Shares would receive had all Preferred Shares been converted into ordinary shares immediately prior to such Distribution Event (the “Preferred B Preference”).
After the preferential payments satisfy in full the Preferred B Preference, Series A and Series A-1 Preferred Shareholders are entitled to receive an amount equal to the higher of (A) its original issue price, plus 7% cumulative interest at a rate of 7% per annum, an amount equal to all declared but unpaid dividends on each such Remaining Preferred Share, less the amount of distributions, including any dividends, actually received in a prior Distribution Event which were paid on account of each such Remaining Preferred Share, prior and in preference to all holders of ordinary shares; or (B) the applicable pro rata portion of the Distributable Proceeds such holder of Series A and Series A-1 Preferred Shares would receive had all Preferred Shares been converted into ordinary shares immediately prior to such of the holders of the Remaining Preferred Shares (the “Preferred A Preference”).
Upon payment in full of the preferred preference to the holders of Preferred Shares, the remaining distributable proceeds (if any), will be distributed on a pro-rata basis among the Pagaya holders of ordinary shares.
If upon the occurrence of such Distribution Event, the remaining Distributable Proceeds of the Company available for distribution to its shareholders are insufficient to pay the holders of a security class after payment in full of the Preference to all classes which are senior to such class, then the remaining Distributable Proceeds shall be distributed ratably among all the holders of the Remaining Preferred Shares of such class only.
Dividends
The holders of each series of Preferred Share shall be entitled to receive dividends, out of any funds legally available, prior and in preference to any declaration or payment of any dividend on ordinary shares of the Company, in accordance with the liquidation preference mentioned above. No dividend shall be paid other than out of the profits of the Company, as defined in the Companies Law, and no interest shall be paid by the Company on dividends. The dividend yield is based on the Company’s historical and future expectation of dividends payouts. As of December 31, 2022, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.
Voting
Each holder of Preferred Share shall have one vote for each ordinary share which the Preferred Shares held by such holder of record could be converted into, in every resolution, regardless to whether the vote thereon is conducted by a show of hands, by written consent in lieu of a meeting, or by any other mean, on all matters entitled to be voted on by the Shareholders of the Company or by the holders of Preferred Shares voting together as a single class on an as converted basis (except as otherwise expressly provided herein or as required by law). The board of the Company shall consist of a total of up to eight members. Certain Preferred Shareholders of the Company may appoint a total of four Directors (the “Preferred Directors”) as long as each of them holds at least the Minimum Share Threshold. A majority among the Founders (i.e., two of the three Founders) shall be entitled to appoint three Directors (each such appointed Director, an “Ordinary Director” and collectively, the “Ordinary Directors”). The Ordinary Directors, and the Preferred Directors in office may, by a majority vote among them, appoint one
Director who shall have expertise and extensive knowledge in the Company’s field of business. In addition to the voting rights described herein, there are other majority requirements for the taking of certain actions or adoption certain resolutions as forth in the Company’s Articles of Association.
Redemption
Preferred Shares are not redeemable at the election of the holder, except that in the event of a change in control resulting from the sale or transfer of the Company’s securities, which qualifies as a Liquidation Event.
The Company classified its Preferred Shares as temporary equity because they may become redeemable due to certain change in control events that are outside the Company’s control, including a merger, acquisition, or sale of assets of the Company. The Company has not adjusted the carrying values of the Preferred Shares to its redemption value because redemption was not probable as of the balance sheet dates presented.

The Option
In June 2020, the Company issued 341,473 Series D Preferred Shares to investors at $149.35 per share amounting to $51.0 million, pursuant to a Series D Preferred Share purchase agreement (“Series D Agreement”). The Series D Agreement provided the investors with the ability to purchase an additional 341,473 Series D Preferred Shares at $149.35 per share for a period of 180 days; hereinafter referred to as the Option. The Company accounted for the Option as a liability in accordance with the provisions of ASC 480. The fair value of the Option was calculated upon issuance, at the end of each reporting period, and prior to settlement using the Option-Pricing Method.
The Option was initially recorded at its fair value of $0.5 million or $1.59 per share and subsequently remeasured at each reporting period with changes in fair value recognized in other expense, net, within the Statements of Operations and Comprehensive Income (Loss). The remaining proceeds received at issuance of the Series D Preferred Share in June 2020 were attributed to Series D Preferred Share, consistent with the fair value of the Series D Preferred Share as derived from a concurrent valuation and Series D Preferred Shares warrants.
In November 2020, the investors exercised a portion of the Option to purchase 96,081 Series D Preferred Shares. Upon extinguishment of the Option pertaining to the remaining 245,392 Series D Preferred shares, the Company recognized a gain of $0.5 million in other expense, net, within Statements of operations and comprehensive income (loss).
The Company used the Black-Scholes Method to determine the fair value of the Option. This Method determines the price of an option by calculating the return an investor gets less the amount that investor has to pay, using log normal distribution probabilities to account for volatility in the underlying asset. The following assumptions in determining the fair value of the Option as of issuance date:

June 1, 2020
Price of the Underlying Shares	137.88
Exercise Price	149.35
Expected Term	0.38
Risk Free Rate	0.10%
Volatility	16%
In November 2020, subsequent to the approval by the shareholders and the board of directors, the Company entered into a separate firm commitment to issue to its Founders the unexercised 245,392 Series D Preferred shares at $149.35 per share, subject to the actual payment to the Company by the Founders on the closing date which shall be 150 days after the date of approval by the shareholders of the Company. In March 2021, the Company issued to 245,392 shares of Series Preferred D at $149.35 per share to the founders of the Company for gross total proceeds of $36.7 million.
Redeemable Convertible Warrants
Redeemable Convertible Series B warrants (Series B warrants)
During November 2017, the Company issued warrants (the “Series A-1 warrant”) to acquire Series A-1 Preferred Shares for an aggregate exercise amount of $400,000, with an exercise price per share being the lowest price per share paid or payable for the redeemable convertible Series A-1 Preferred Shares (excluding bridge discounts). The Series A-1 warrants have an exercise period of the earlier of nine years or the consummation of an IPO or a deemed liquidation, as defined under the Company’s Articles of Association.
During March 2019, the Company and its investor signed an addendum to the Series A-1 warrant, amending its terms whereby (1) Series A-1 warrant would be exercisable for a 14,623 shares of redeemable convertible Series B Preferred Shares (the “Series B warrant”) and (2) the exercise price was determined to be $27.3551.
The Company valued the Series B warrant at the modification date and determined the fair value of the Series B warrant to be $0.1 million. The difference in fair value as of the modification date was recorded within other expense, net, in the consolidated Statements of Operations and Comprehensive Income (Loss).
During October 2021, all of 14,623 shares of Series B warrant were exercised. As of December 31, 2021, no Series B warrants were outstanding.
Redeemable Convertible Series D warrants (Series D warrants)
In June 2020, as part of Series D Preferred Shares financing, the Company issued 28,456 warrants to purchase Series D Preferred Shares (“Series D warrants”). The Series D warrants have an exercise price of $0.01.
Of the total, 26,782 Series D warrants expire and will no longer be exercisable at the earlier of (a) 10 year contractual term (b) immediately prior to an IPO or a Transaction as defined in Articles of Association or (c) with respect to each vested portion, five years following the date such Series D warrants are vested. Pursuant to the Series D warrant agreement, 20% of the shares underlying these Series D warrant shall vest and become exercisable on each of the first five anniversaries of the date of the Series D warrant if, during such applicable one-year period (each, a “Measurement Period”), the holder acquires certain amount of approved securities as defined in the Series D warrant agreement. The vesting condition allows for a catch-up vesting if vesting conditions are satisfied in a subsequent measurement period.
The remaining 1,674 Series D warrants also contain vesting conditions, and expire and will no longer be exercisable at the earlier of (a) 10-year contractual term or (b) immediately prior to an IPO or a Transaction as defined in Articles of Association. Pursuant to the Series D warrant agreement, these Series D warrants require the holder or its affiliates to (a) fulfill certain commercial agreement obligations whereby Company would generate a certain amount of revenue in any 36 months or (b) subscribe for or purchase a certain amount of securities, of, or controlled by, the Company in any 36 month period.
In the event of a Transaction, as defined in the Articles of Association, all Series D warrants vest and will be automatically exercised; however, in the event of an acquisition which is described as a deemed liquidation event, the Series D warrants will survive. The Series D warrants are net exercisable.
The Series D warrants were initially recorded at their fair value of $1.9 million as a liability and subsequently remeasured at each reporting period with changes in fair value recognized in other expense, net, within the Statements of Operations and Comprehensive Income (Loss).
The Company used the option pricing model (“OPM”) to derive the fair value of Series D warrants. The following are the significant assumptions in determining the fair value of the Series D warrants as of December 31, 2021:

Series D warrants	December 31, 2021
Probability of Occurrence of IPO	85%
Probability of achieving the vesting condition	76%
Volatility	41%
Time to exit (years)	0.75
Exercise Price	$0.01
Risk Free Rate	0.29%
In August 2021, 5,355 Series D warrants were exercised. The Company remeasured the warrant liability to fair value upon settlement and recorded $3.5 million gains realized on settlement in other income (loss), net, within the consolidated statements of operations. As of December 31, 2021, 23,101 Series D warrants were outstanding.